Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Repayment schedule [Abstract]
Corporate debt	$ 684,073	$ 643,083
2019 [Member]
Repayment schedule [Abstract]
Corporate debt	268,905
2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2021 [Member]
Repayment schedule [Abstract]
Corporate debt	107,560
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	102,908
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	102,350
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	102,350	$ 213,467
New Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	107,560
New Revolving Credit Facility [Member] | 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	107,560
New Revolving Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	307,736
Note Issuance Facility [Member] | 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	128
Note Issuance Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	102,908
Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	102,350
Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	102,350
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	11,452
2017 Credit Facility [Member] | 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	11,452
2017 Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member]
Repayment schedule [Abstract]
Corporate debt	257,325
2019 Notes [Member] | 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	257,325
2019 Notes [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0